Partnership Distributions (tables)	12 Months Ended
Dec. 31, 2011
Distributions Made to Members or Limited Partners [Abstract]
Cash Distributions Table

	Total Quarterly
thousands except per-unit amounts	Distribution	Total Cash	Date of
Quarters Ended	per Unit	Distribution	Distribution

2009
March 31	$0.300	$17,030	May 2009
June 30	$0.310	$17,718	August 2009
September 30	$0.320	$18,289	November 2009
December 31	$0.330	$21,393	February 2010
2010
March 31	$0.340	$22,042	May 2010
June 30	$0.350	$24,378	August 2010
September 30	$0.370	$26,381	November 2010
December 31	$0.380	$30,564	February 2011
2011
March 31	$0.390	$33,168	May 2011
June 30	$0.405	$36,063	August 2011
September 30	$0.420	$40,323	November 2011
December 31 (1)	$0.440	$43,027	February 2012

_______________________________________________________________

(1)       On January 18, 2012, the board of directors of the Partnership's general partner declared a cash distribution to the Partnership's unitholders of $0.44 per unit, or $43.0 million in aggregate, including incentive distributions. The cash distribution is payable on February 13, 2012, to unitholders of record at the close of business on February 1, 2012.

Incentive Distribution Rights Table

			Marginal Percentage
	Total Quarterly Distribution		Interest in Distributions
	Target Amount		Unitholders	General Partner

Minimum quarterly distribution		$0.300	98.0%	2.0%
First target distribution	up to	$0.345	98.0%	2.0%
Second target distribution	above $ 0.345 up to	$0.375	85.0%	15.0%
Third target distribution	above $ 0.375 up to	$0.450	75.0%	25.0%
Thereafter	above	$0.450	50.0%	50.0%